Share-based payment (Details 1) - Partners Plan [Member] Pure in Millions	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Number of outstanding share options, beginning balance	48,253,812	36,943,996
New	24,920,268	21,395,758
Delivered	(9,533,753)	(9,226,877)
Cancelled	(1,214,899)	(859,065)
Closing balance	62,425,428	48,253,812
Weighted average of remaining contractual life (years)	2.36	2.21
Market value weighted average	$ 21.88	$ 22.22